Taxes on Earnings Narrative (Detail) (USD $)	12 Months Ended
	Dec. 30, 2012	Dec. 25, 2011	Dec. 26, 2010	Dec. 27, 2009
Schedule Of Quarterly Financial Information [Line Items]
Charge (benefit) recorded to the tax provision	$ 700,000	$ 2,600,000
Investment tax credit	1,300,000
Investment tax benefit		1,200,000	100,000
Out of period adjustment			4,200,000
Net operating losses	1,099,000,000
Unrecognized Tax Benefits	8,507,000	9,764,000	13,515,000	3,410,000
Decrease related to settlement with tax authorities	1,580,000	822,000	163,000
Increase resulting from the settlement of tax examinations	1,435,000
Unrecognized tax benefits that would impact effective tax rate	1,986,000
Potential decrease in incertain tax positions in next twelve months	699,000
Interest and penalty income associated with uncertain tax positions	157,000	743,000
Interest and penalty expenses associated with uncertain tax positions			266,000
Accrued interest and penalties	332,000	489,000
State and Local Jurisdiction
Schedule Of Quarterly Financial Information [Line Items]
Net operating losses	592,000,000
Tax credits	9,300,000
Valuation allowance	12,500,000
Foreign Tax Authority [Member]
Schedule Of Quarterly Financial Information [Line Items]
Valuation allowance	900,000
Domestic And Foreign Tax Authority [Member]
Schedule Of Quarterly Financial Information [Line Items]
Decrease related to settlement with tax authorities	1,257,000
On or Before 2028 [Member] | State and Local Jurisdiction
Schedule Of Quarterly Financial Information [Line Items]
Tax credits	3,400,000
Do Not Expire [Member] | State and Local Jurisdiction
Schedule Of Quarterly Financial Information [Line Items]
Tax credits	5,900,000
On or Before 2021 [Member] | Foreign Tax Authority [Member]
Schedule Of Quarterly Financial Information [Line Items]
Net operating losses	900,000
Minimum [Member]
Schedule Of Quarterly Financial Information [Line Items]
Section 382 limitation	17,000,000
Maximum [Member]
Schedule Of Quarterly Financial Information [Line Items]
Section 382 limitation	23,000,000
Exceeds Limitation [Member]
Schedule Of Quarterly Financial Information [Line Items]
Net operating losses	237,200,000
Remaining Amount [Member]
Schedule Of Quarterly Financial Information [Line Items]
Net operating losses	861,800,000
Subject To Various Limitations [Member]
Schedule Of Quarterly Financial Information [Line Items]
Net operating losses	636,100,000
Not Subject To Limitation [Member]
Schedule Of Quarterly Financial Information [Line Items]
Net operating losses	225,000,000
Birds Eye Frozen
Schedule Of Quarterly Financial Information [Line Items]
Charge (benefit) recorded to the tax provision			$ 2,200,000